LEGG MASON ETF INVESTMENT TRUST

SUPPLEMENT DATED FEBRUARY 1, 2019 TO THE

SUMMARY PROSPECTUSES AND PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

The following disclosure is added to the cover page of each Fund’s Summary Prospectus and Prospectus:

As permitted by regulations adopted by the Securities and Exchange Commission, beginning when indicated beside the Fund’s name in Schedule A, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

SCHEDULE A

Fund	Date of Summary Prospectus and Prospectus	Cease Mailing Paper Copies of Shareholder Reports Unless Otherwise Requested
LEGG MASON ETF INVESTMENT TRUST

Legg Mason Emerging Markets Low Volatility High Dividend ETF	March 1, 2018	April 2021
Legg Mason Global Infrastructure ETF	March 1, 2018	April 2021
Legg Mason International Low Volatility High Dividend ETF	March 1, 2018	April 2021
Legg Mason Low Volatility High Dividend ETF	March 1, 2018	April 2021
Legg Mason Small-Cap Quality Value ETF	November 9, 2018	January 2021
ClearBridge Dividend Strategy ESG ETF	March 31, 2018	January 2021
ClearBridge Large Cap Growth ESG ETF	March 31, 2018	January 2021
Western Asset Total Return ETF	October 3, 2018	January 2021

Please retain this supplement for future reference.

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